RISK MANAGEMENT - Financial assets classified in Stage 3 (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RISK MANAGEMENT
Financial assets	$ 27,940,140	$ 29,289,301
Allowance account for credit losses of financial assets	15,479,640	15,864,482	$ 16,616,043	$ 10,929,395
Liquidation of residual securitization rights		75,664
Stage Three
RISK MANAGEMENT
Financial assets	1,006,275	1,063,936
Fair Value of Collateral	2,676,846	3,779,259
Foreclosed assets
RISK MANAGEMENT
Non-current assets held for sale	889,752	672,586
Commercial
RISK MANAGEMENT
Allowance account for credit losses of financial assets	7,270,305	7,813,023	7,673,720	5,456,993
Commercial | Stage Three
RISK MANAGEMENT
Financial assets	335,669	424,524
Fair Value of Collateral	1,185,888	2,290,284
Consumer
RISK MANAGEMENT
Financial assets	59,588,000
Allowance account for credit losses of financial assets	6,047,135	5,305,267	5,753,430	3,445,818
Mortgages
RISK MANAGEMENT
Financial assets	37,371,000
Mortgages | Stage Three
RISK MANAGEMENT
Financial assets	268,002	118,501
Fair Value of Collateral	406,990	197,339
Small Business Loans
RISK MANAGEMENT
Financial assets	1,328,000
Allowance account for credit losses of financial assets	125,035	164,067	200,345	140,516
Financial Leases
RISK MANAGEMENT
Allowance account for credit losses of financial assets	1,013,074	1,521,067	$ 1,996,033	$ 1,025,403
Financial Leases | Stage Three
RISK MANAGEMENT
Financial assets	402,604	520,911
Fair Value of Collateral	1,083,968	1,291,636
Mortgage and Commercial Business | Stage Three
RISK MANAGEMENT
Financial assets	206,871	204,268
Gross carrying amount | Stage Three
RISK MANAGEMENT
Financial assets	1,673,803	1,696,467
Gross carrying amount | Commercial | Stage Three
RISK MANAGEMENT
Financial assets	653,619	725,212
Gross carrying amount | Mortgages | Stage Three
RISK MANAGEMENT
Financial assets	350,380	158,328
Gross carrying amount | Financial Leases | Stage Three
RISK MANAGEMENT
Financial assets	669,804	812,927
Allowance | Stage Three
RISK MANAGEMENT
Financial assets	(667,528)	(632,531)
Allowance | Commercial | Stage Three
RISK MANAGEMENT
Financial assets	(317,950)	(300,688)
Allowance | Mortgages | Stage Three
RISK MANAGEMENT
Financial assets	(82,378)	(39,827)
Allowance | Financial Leases | Stage Three
RISK MANAGEMENT
Financial assets	$ (267,200)	$ (292,016)